LAW OFFICES OF
DERENTHAL & DANNHAUSER LLP
LAKE MERRITT PLAZA
1999 HARRISON STREET, 26TH FLOOR
OAKLAND, CALIFORNIA 94612
(510) 350-3070
FACSIMILE: (510) 834-8309

October 6, 2011

VIA EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:         WNC California Housing Tax Credits, L.P.
File No. 000-20058

Dear Sir or Madam:

On behalf of the above-referenced registrant enclosed please find definitive additional solicitation materials for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934. The registrant intends to release these materials on October 6, 2011.

Very truly yours,

/s/ PAUL G. DANNHAUSER

Paul G. Dannhauser